ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
1
Shares Security Description Value
Common Stock - 96.3%
Basic Materials - 1.3%
16,384 LifeMD, Inc.
(a)
$ 89,129
37,467 Northern Technologies International Corp. 390,032
141,760 Taseko Mines, Ltd.
(a)
317,542
8,455 Worthington Steel, Inc. 214,165
1,010,868
Consumer Discretionary - 9.7%
4,169 Acme United Corp. 165,134
3,302 Allegiant Travel Co. 170,548
48,826 Arhaus, Inc.
(a)
424,786
6,097 Beazer Homes USA, Inc.
(a)
124,318
3,204 BJ's Restaurants, Inc.
(a)
109,769
9,200 Civeo Corp. 211,600
5,750 Climb Global Solutions, Inc. 636,870
23,902 Crown Crafts, Inc. 87,003
5,821 Digital Turbine, Inc.
(a)
15,804
48,165 Duluth Holdings, Inc., Class B
(a)
83,807
37,000 El Pollo Loco Holdings, Inc.
(a)
381,100
14,733 First Watch Restaurant Group, Inc.
(a)
245,305
74,910 Fluent, Inc.
(a)
163,304
58,333 FTAI Infrastructure, Inc. 264,249
8,973 Gentherm, Inc.
(a)
239,938
30,730 Guess?, Inc. 340,181
53,209 Interface, Inc. 1,055,667
5,760 Jack in the Box, Inc. 156,614
4,391 Kura Sushi USA, Inc., Class A
(a)
224,819
18,663 Lands' End, Inc.
(a)
189,989
6,697 Liquidity Services, Inc.
(a)
207,674
10,148 Malibu Boats, Inc., Class A
(a)
311,341
5,488 Matthews International Corp., Class A 122,053
2,138 Miller Industries, Inc./TN 90,587
11,062 Pursuit Attractions and Hospitality, Inc.
(a)
391,484
7,903 Rocky Brands, Inc. 137,275
54,602 Sportsman's Warehouse Holdings, Inc.
(a)
54,280
10,400 The Lovesac Co.
(a)
189,072
37,617 Topgolf Callaway Brands Corp.
(a)
247,896
13,291 Universal Technical Institute, Inc.
(a)
341,313
646 Victoria's Secret & Co.
(a)
12,003
17,025 Zumiez, Inc.
(a)
253,502
7,649,285
Consumer Staples - 1.7%
22,148 B&G Foods, Inc. 152,157
48,636 Cronos Group, Inc.
(a)
88,031
35,731 Mama's Creations, Inc.
(a)
232,609
5,360 Oil-Dri Corp. of America 246,131
91,708 SunOpta, Inc.
(a)
445,701
3,674 The Chefs' Warehouse, Inc.
(a)
200,086
1,364,715
Energy - 3.6%
11,843 American Superconductor Corp.
(a)
214,832
2,527 Centrus Energy Corp., Class A
(a)
157,205
13,065 Civitas Resources, Inc. 455,838
58,025 Geospace Technologies Corp.
(a)
418,360
22,432 Innovex International, Inc.
(a)
402,879
96,026 NPK International, Inc.
(a)
557,911
29,810 Oil States International, Inc.
(a)
153,521
12,090 Stabilis Solutions, Inc.
(a)
58,636
119,560 VAALCO Energy, Inc. 449,546
2,868,728
Financials - 16.1%
4,520 Alpine Banks of Colorado 140,120
7,045 Amalgamated Financial Corp. 202,544
80,480 American Coastal Insurance Corp.
(a)
931,154
Shares Security Description Value
Financials - 16.1% (continued)
6,921 Banco Latinoamericano de Comercio
Exterior SA, Class E $ 253,309
12,041 Bank of Marin Bancorp 265,745
12,272 Bankwell Financial Group, Inc. 370,369
7,457 Business First Bancshares, Inc. 181,578
8,418 Central Pacific Financial Corp. 227,623
5,720 Community Trust Bancorp, Inc. 288,059
9,905 ConnectOne Bancorp, Inc. 240,790
19,150 Customers Bancorp, Inc.
(a)
961,330
4,011 Dave, Inc.
(a)
331,549
8,718 Dime Community Bancshares, Inc. 243,058
6,945 Enova International, Inc.
(a)
670,609
18,326 EZCORP, Inc., Class A
(a)
269,759
8,952 First Internet Bancorp 239,735
28,909 First Western Financial, Inc.
(a)
568,062
13,344 Flushing Financial Corp. 169,469
29,396 Heritage Commerce Corp. 279,850
7,873 Heritage Financial Corp./WA 191,550
15,758 Heritage Insurance Holdings, Inc.
(a)
227,230
14,292 International General Insurance Holdings,
Ltd. 376,022
1,968 Investors Title Co. 474,445
5,455 LendingTree, Inc.
(a)
274,223
65,070 Medallion Financial Corp. 566,760
4,265 Mercantile Bank Corp. 185,272
6,832 Mid Penn Bancorp, Inc. 177,017
5,317 MidWestOne Financial Group, Inc. 157,436
3,531 Northrim BanCorp, Inc. 258,540
16,115 OP Bancorp 193,702
13,130 PRA Group, Inc.
(a)
270,741
2,684 QCR Holdings, Inc. 191,423
16,850 Regional Management Corp. 507,353
6,605 Silvercrest Asset Management Group, Inc. 108,058
31,599 SuRo Capital Corp.
(a)
157,047
7,355 Texas Capital Bancshares, Inc.
(a)
549,418
4,248 Third Coast Bancshares, Inc.
(a)
141,756
4,740 Unity Bancorp, Inc. 192,918
6,144 Univest Financial Corp. 174,244
21,815 Veritex Holdings, Inc. 544,720
12,754,587
Health Care - 18.6%
127,585 Accuray, Inc.
(a)
228,377
43,917 Aclaris Therapeutics, Inc.
(a)
67,193
16,367 Adaptive Biotechnologies Corp.
(a)
121,607
2,865 Addus HomeCare Corp.
(a)
283,320
21,226 ADMA Biologics, Inc.
(a)
421,124
10,647 AnaptysBio, Inc.
(a)
197,928
14,911 Anika Therapeutics, Inc.
(a)
224,112
17,229 ARS Pharmaceuticals, Inc.
(a)
216,741
14,309 Astria Therapeutics, Inc.
(a)
76,410
9,122 Avanos Medical, Inc.
(a)
130,718
11,825 Axogen, Inc.
(a)
218,762
24,461 BioLife Solutions, Inc.
(a)
558,689
41,741 Butterfly Network, Inc.
(a)
95,169
16,581 Cantaloupe, Inc.
(a)
130,492
11,407 CareDx, Inc.
(a)
202,474
19,642 Corvus Pharmaceuticals, Inc.
(a)
62,462
10,301 Electromed, Inc.
(a)
245,782
29,185 Embecta Corp. 372,109
10,399 Eton Pharmaceuticals, Inc.
(a)
134,979
183,193 Harvard Bioscience, Inc.
(a)
103,687
20,090 Health Catalyst, Inc.
(a)
91,008
12,524 Healthcare Services Group, Inc.
(a)
126,242

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
2
Shares Security Description Value
Health Care - 18.6% (continued)
4,978 HealthStream, Inc. $ 160,192
25,863 Immunome, Inc.
(a)
174,058
53,015 InfuSystem Holdings, Inc.
(a)
285,221
15,096 Inmode, Ltd.
(a)
267,803
13,465 Intellia Therapeutics, Inc.
(a)
95,736
19,424 iRadimed Corp. 1,019,372
14,206 Kiniksa Pharmaceuticals International
PLC
(a)
315,515
65,216 KORU Medical Systems, Inc.
(a)
165,649
4,342 LeMaitre Vascular, Inc. 364,294
4,772 LENZ Therapeutics, Inc.
(a)
122,688
36,377 MannKind Corp.
(a)
182,976
70,551 MiMedx Group, Inc.
(a)
536,188
160,051 Niagen Bioscience, Inc.
(a)
1,104,352
24,656 Organogenesis Holdings, Inc.
(a)
106,514
10,386 Orthofix Medical, Inc.
(a)
169,396
16,042 OrthoPediatrics Corp.
(a)
395,114
11,838 Pacira BioSciences, Inc.
(a)
294,174
24,883 Pediatrix Medical Group, Inc.
(a)
360,555
7,801 Phibro Animal Health Corp., Class A 166,629
50,015 Quipt Home Medical Corp.
(a)
116,535
5,879 Scholar Rock Holding Corp.
(a)
189,010
7,626 Sensus Healthcare, Inc.
(a)
36,071
34,205 SI-BONE, Inc.
(a)
479,896
26,737 Stoke Therapeutics, Inc.
(a)
177,801
9,957 Supernus Pharmaceuticals, Inc.
(a)
326,092
19,775 Syndax Pharmaceuticals, Inc.
(a)
242,936
142,255 Taysha Gene Therapies, Inc.
(a)
197,734
24,892 The Joint Corp.
(a)
310,901
16,245 The Pennant Group, Inc.
(a)
408,562
17,996 Trevi Therapeutics, Inc.
(a)
113,195
4,357 TruBridge, Inc.
(a)
119,905
9,908 Tyra Biosciences, Inc.
(a)
92,144
4,313 US Physical Therapy, Inc. 312,089
4,776 Utah Medical Products, Inc. 267,647
18,303 Voyager Therapeutics, Inc.
(a)
61,864
7,326 Xenon Pharmaceuticals, Inc.
(a)
245,787
30,299 Xeris Biopharma Holdings, Inc.
(a)
166,341
26,171 Zymeworks, Inc.
(a)
311,697
14,772,018
Industrials - 23.1%
28,305 AerSale Corp.
(a)
212,004
15,429 Allient, Inc. 339,129
2,574 American Woodmark Corp.
(a)
151,428
40,956 Archer Aviation, Inc., Class A
(a)
291,197
26,039 Barrett Business Services, Inc. 1,071,505
4,642 Bel Fuse, Inc., Class B 347,500
91,532 BGSF, Inc. 336,838
7,180 BlueLinx Holdings, Inc.
(a)
538,356
12,481 CECO Environmental Corp.
(a)
284,567
34,721 Columbus McKinnon Corp. 587,827
43,473 Concrete Pumping Holdings, Inc. 237,363
34,820 Conduent, Inc.
(a)
94,014
44,443 Core Molding Technologies, Inc.
(a)
675,534
29,839 Core Scientific, Inc.
(a)
216,034
3,936 CRA International, Inc. 681,715
202,421 DHI Group, Inc.
(a)
281,365
5,495 Douglas Dynamics, Inc. 127,649
27,846 Ducommun, Inc.
(a)
1,615,903
1,933 DXP Enterprises, Inc./TX
(a)
159,009
22,811 eHealth, Inc.
(a)
152,378
8,797 Energy Recovery, Inc.
(a)
139,784
6,541 Franklin Covey Co.
(a)
180,662
Shares Security Description Value
Industrials - 23.1% (continued)
16,548 Graham Corp.
(a)
$ 476,913
29,550 Great Lakes Dredge & Dock Corp.
(a)
257,085
37,777 Information Services Group, Inc. 147,708
12,735 Insteel Industries, Inc. 334,931
23,250 Kornit Digital, Ltd.
(a)
443,610
23,943 Mayville Engineering Co., Inc.
(a)
321,555
2,786 Mesa Laboratories, Inc. 330,587
49,635 Motorcar Parts of America, Inc.
(a)
471,533
29,460 Myers Industries, Inc. 351,458
4,515 MYR Group, Inc.
(a)
510,601
11,867 Napco Security Technologies, Inc. 273,178
6,139 Natural Gas Services Group, Inc.
(a)
134,874
166,559 Orion Energy Systems, Inc.
(a)
120,106
32,302 Park Aerospace Corp. 434,462
100,841 Paysign, Inc.
(a)
213,783
4,650 Primoris Services Corp. 266,957
18,767 Proficient Auto Logistics, Inc.
(a)
157,080
79,917 Ranpak Holdings Corp.
(a)
433,150
66,265 Resources Connection, Inc. 433,373
3,226 Tectonic Therapeutic, Inc.
(a)
57,132
3,373 The Gorman-Rupp Co. 118,392
2,030 The Monarch Cement Co. 446,600
45,694 The Real Brokerage, Inc.
(a)
185,518
25,073 Thermon Group Holdings, Inc.
(a)
698,283
8,458 Titan Machinery, Inc.
(a)
144,124
4,436 Transcat, Inc.
(a)
330,260
17,694 Ultralife Corp.
(a)
95,194
40,975 Vishay Precision Group, Inc.
(a)
987,088
38,569 Wabash National Corp. 426,187
18,323,483
Real Estate - 2.3%
28,815 Anywhere Real Estate, Inc.
(a)
95,954
45,237 Apartment Investment and Management
Co. REIT
(a)
398,086
6,178 BRT Apartments Corp. REIT 105,026
5,990 One Liberty Properties, Inc. REIT 157,357
49,335 Plymouth Industrial REIT, Inc. 804,161
18,553 Whitestone REIT 270,317
1,830,901
Technology - 14.9%
30,015 A10 Networks, Inc. 490,445
130,652 ADTRAN Holdings, Inc.
(a)
1,139,285
39,810 Amplitude, Inc., Class A
(a)
405,664
49,819 Arteris, Inc.
(a)
344,249
20,463 AstroNova, Inc.
(a)
188,055
6,963 AudioEye, Inc.
(a)
77,289
17,302 Backblaze, Inc., Class A
(a)
83,569
6,808 Benchmark Electronics, Inc. 258,908
52,496 Blend Labs, Inc., Class A
(a)
175,862
8,524 Cerence, Inc.
(a)
67,340
13,219 CEVA, Inc.
(a)
338,539
17,673 Cohu, Inc.
(a)
259,970
16,272 Consensus Cloud Solutions, Inc.
(a)
375,558
7,033 Donnelley Financial Solutions, Inc.
(a)
307,412
21,232 Hurco Cos., Inc. 329,308
16,264 Ichor Holdings, Ltd.
(a)
367,729
24,720 Immersion Corp. 187,378
165,131 indie Semiconductor, Inc., Class A
(a)
336,042
41,245 inTEST Corp.
(a)
288,303
52,100 Key Tronic Corp.
(a)
134,418
64,561 Magnite, Inc.
(a)
736,641
16,398 Mitek Systems, Inc.
(a)
135,283
6,628 NVE Corp. 422,469

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
3
At March 31, 2025 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at the unrealized appreciation/
(depreciation) at period end.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Technology - 14.9% (continued)
25,246 OneSpan, Inc. $ 385,001
11,939 Ouster, Inc.
(a)
107,212
86,697 Outbrain, Inc.
(a)
323,380
5,818 PDF Solutions, Inc.
(a)
111,182
53,697 Photronics, Inc.
(a)
1,114,750
10,565 PROS Holdings, Inc.
(a)
201,052
67,608 Rackspace Technology, Inc.
(a)
114,258
52,573 Ribbon Communications, Inc.
(a)
206,086
5,819 Rigetti Computing, Inc.
(a)
46,086
1,591 SEMrush Holdings, Inc.
(a)
14,844
19,260 Shutterstock, Inc. 358,814
20,143 Solaris Energy Infrastructure, Inc., Class A 438,312
10,393 SoundHound AI, Inc., Class A
(a)
84,391
22,212 Spire Global, Inc.
(a)
179,695
17,305 Veeco Instruments, Inc.
(a)
347,484
15,425 Viant Technology, Inc., Class A
(a)
191,424
28,836 Vimeo, Inc.
(a)
151,677
11,825,364
Telecommunications - 1.5%
44,435 Aviat Networks, Inc.
(a)
851,819
137,510 Ondas Holdings, Inc.
(a)
147,136
33,843 Powerfleet, Inc. NJ
(a)
185,798
1,184,753
Utilities - 3.5%
27,046 Aris Water Solutions, Inc., Class A 866,554
40,904 Enviri Corp.
(a)
272,012
35,812 Perma-Fix Environmental Services, Inc.
(a)
260,353
14,319 Pure Cycle Corp.
(a)
149,920
114,013 Select Water Solutions, Inc., Class A 1,197,136
2,745,975
Total Common Stock (Cost $76,602,941) 76,330,677
Shares Security Description Value
Money Market Fund - 3.4%
2,697,508 First American Government Obligations
Fund, Class X, 4.27%
(b)
(Cost $2,697,508) 2,697,508
Investments, at value - 99.7% (Cost $79,300,449) $ 79,028,185
Other Assets & Liabilities, Net - 0.3% 200,939
Net Assets - 100.0% $ 79,229,124
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.
Contracts Description Exp. Date
Notional
Contract
Value Value
Net
Unrealized
Depreciation
16 CME
E-mini Russell
2000 Index
Future 6/20/25 $ 1,648,219 $ 1,621,680 $ (26,539)
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 79,028,185 $ (26,539)
Level 2 - Other Significant
Observable Inputs – –
Level 3 - Significant
Unobservable Inputs – –
Total $ 79,028,185 $ (26,539)